UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney & Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:      October 31

Date of reporting period:     July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Greater China Opportunities Fund

7.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Greater China Opportunities Fund
Securities owned by the Fund on
July 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 100.00%                                                                                                 $5,932,715
(Cost $5,528,074)

Airlines 0.99%                                                                                                            58,525
China National Aviation Co., Ltd. (Hong Kong)                                                            200,000          58,525

Airport Services 0.98%                                                                                                    58,075
Beijing Capital International Airport Co., Ltd. (China)                                                  140,000          58,075

Apparel Retail, Accessories & Luxury Goods 1.00%                                                                          59,246
Bauhaus International Holdings Ltd. (Hong Kong)                                                          470,000          59,246

Automobile Manufacturers 2.51%                                                                                           149,079
Denway Motors Ltd. (Hong Kong)                                                                           380,000         149,079

Biotechnology 1.01%                                                                                                       60,198
Global Bio-chem Technology Group Co., Ltd. (Hong Kong)                                                   120,000          60,198

Computer Storage & Peripherals 1.14%                                                                                      67,529
Great Wall Technology Co., Ltd. (China)                                                                  300,000          67,529

Diversified Commercial Services 2.32%                                                                                    137,760
Cosco Pacific Ltd. (China)                                                                                70,000         137,760

Diversified Metals & Mining 0.83%                                                                                         49,007
Yanzhou Coal Mining Co., Ltd. (China)                                                                     60,000          49,007

Electric Utilities 4.00%                                                                                                 237,189
China Resources Power Holdings Co., Ltd. (Hong Kong)                                                     280,000         159,369
Datang International Power Generation Co., Ltd. (China)                                                  100,000          77,820

Gas Utilities 1.20%                                                                                                       71,195
Xinao Gas Holdings Ltd. (China)                                                                           90,000          71,195

Highways & Railtracks 2.34%                                                                                              138,918
Anhui Expressway Co., Ltd. (China)                                                                       200,000         138,918

Industrial Conglomerates 4.86%                                                                                           288,382
China Resources Enterprise Ltd. (Hong Kong)                                                               50,000          82,643
Citic Pacific Ltd. (Hong Kong)                                                                            70,000         205,739

Integrated Oil & Gas 20.08%                                                                                            1,191,411
China Petroleum & Chemical Corp. (China)                                                               1,200,000         520,941
PetroChina Co., Ltd. (China)                                                                             750,000         670,470

Integrated Telecommunication Services 11.67%                                                                             692,272
China Netcom Group Corp. (Hong Kong) Ltd. (Hong Kong)                                                    180,000         275,520
China Telecom Corp. Ltd. (China)                                                                       1,080,000         416,752

Hotels, Resorts & Cruise Lines 1.05%                                                                                      62,384
China Travel International Investment Hong Kong Ltd. (Hong Kong)                                         200,000          62,384

Leisure Products 0.86%                                                                                                    50,936
Li Ning Co., Ltd. (Hong Kong)                                                                            120,000          50,936

Life & Health Insurance 3.74%                                                                                            221,882
China Life Insurance Co., Ltd. (China) (I)                                                               300,000         221,882

Marine 1.65%                                                                                                              98,014
China Shipping Development Co., Ltd. (China)                                                              80,000          59,683
Pacific Basin Shipping Ltd. (Hong Kong)                                                                   80,000          38,331

Oil & Gas Exploration & Production 10.34%                                                                                613,552

CNOOC Ltd. (Hong Kong)                                                                                   900,000         613,552

Oil & Gas Refining, Marketing & Transportation 1.80%                                                                     106,761
Sinopec Zhenhai Refining & Chemical Co., Ltd. (China)                                                    100,000         106,761

Railroads 1.15%                                                                                                           68,173
Guangshen Railway Co., Ltd. (China)                                                                      200,000          68,173

Real Estate Management & Development 3.81%                                                                               226,345
Beijing Capital Land Ltd. (China)                                                                        206,000          54,982
China Resources Land Ltd. (Hong Kong)                                                                    380,000          80,649
Hopewell Holdings Ltd. (Hong Kong)                                                                        35,000          90,714

Semiconductor Equipment 2.15%                                                                                            127,341
Semiconductor Manufacturing International Corp. (China) (I)                                              600,000         127,341

Steel 1.13%                                                                                                               66,886
Maanshan Iron & Steel Co., Ltd. (China)                                                                  200,000          66,886

Systems Software 0.94%                                                                                                    55,567
SinoCom Software Group Ltd. (China)                                                                       80,000          55,567

Wireless Telecommunication Services 16.45%                                                                               976,088
China Mobile (Hong Kong) Ltd. (Hong Kong)                                                                230,000         923,029
Comba Telecom Systems Holdings Ltd. (Hong Kong)                                                          150,000          53,059

Total investments 100.00%                                                                                             $5,932,715


John Hancock
Greater China Opportunities Fund
Footnotes to Schedule of Investments
July 31, 2005 (unaudited)

(I) Non-income-producing security.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on July 31, 2005, including short-term investments, was $5,528,074. Gross unrealized appreciation and depreciation of investments aggregated $448,454 and $43,813, respectively, resulting in net unrealized appreciation of $404,641.

For more information

Trustees
Ronald R. Dion, Chairman
James R. Boyle+
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
+Non-Independent Trustee
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805
Subadviser
MFC Global (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Cananda
M4W IE5

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.

080Q3     7/05
          9/05

JOHN HANCOCK
Mid Cap Growth Fund

7.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Mid Cap Growth Fund
Securities owned by the Fund on
July 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 75.44%                                                                                                $129,398,680
(Cost $103,848,573)

Aerospace & Defense 2.40%                                                                                              4,123,270
Engineered Support Systems, Inc.                                                                         111,500       4,123,270

Apparel Retail 2.96%                                                                                                   5,069,285
Urban Outfitters, Inc. (I)                                                                                83,500       5,069,285

Apparel, Accessories & Luxury Goods 3.40%                                                                              5,828,260
Coach, Inc. (I)                                                                                          166,000       5,828,260

Asset Management & Custody Banks 2.02%                                                                                 3,468,745
Affiliated Managers Group, Inc. (I)(L)                                                                    48,650       3,468,745

Auto Parts & Equipment 1.77%                                                                                           3,034,240
Advance Auto Parts, Inc. (I)                                                                              44,000       3,034,240

Biotechnology 2.76%                                                                                                    4,735,109
Protein Design Labs, Inc. (I)(L)                                                                         152,100       3,466,359
Threshold Pharmaceuticals, Inc. (I)                                                                      125,000       1,268,750

Communications Equipment 3.93%                                                                                         6,737,256
Comverse Technology, Inc. (I)                                                                            266,400       6,737,256

Computer Storage & Peripherals 2.17%                                                                                   3,726,000
QLogic Corp. (I)(L)                                                                                      120,000       3,726,000

Data Processing & Outsourced Services 1.89%                                                                            3,248,050
Affiliated Computer Services, Inc. (Class A) (I)(L)                                                       65,000       3,248,050

Diversified Commercial Services 2.64%                                                                                  4,529,267
Sotheby's Holdings, Inc. (Class A) (I)                                                                   301,750       4,529,267

Diversified Metals & Mining 1.50%                                                                                      2,576,090
Phelps Dodge Corp.                                                                                        24,200       2,576,090

Electrical Components & Equipment 1.50%                                                                                2,575,500
Rockwell Automation, Inc.                                                                                 50,000       2,575,500

Electronic Manufacturing Services 1.62%                                                                                2,769,672
Jabil Circuit, Inc. (I)(L)                                                                                88,800       2,769,672

Employment Services 5.55%                                                                                              9,518,668
Manpower, Inc.                                                                                            89,600       4,282,880
Monster Worldwide, Inc. (I)(L)                                                                           172,400       5,235,788

Environmental Services 2.56%                                                                                           4,383,582
Clean Harbors, Inc. (I)                                                                                  179,950       4,383,582

Health Care Equipment 2.80%                                                                                            4,805,810
Gen-Probe, Inc. (I)                                                                                      109,000       4,805,810

Internet Software & Services 1.27%                                                                                     2,183,730
VeriSign, Inc. (I)(L)                                                                                     83,000       2,183,730

Leisure Products 3.06%                                                                                                 5,241,894
Jarden Corp. (I)(L)                                                                                      136,650       5,241,894

Managed Health Care 1.55%                                                                                              2,657,995
Humana, Inc. (I)                                                                                          66,700       2,657,995

Metal & Glass Containers 4.35%                                                                                         7,468,305
Crown Holdings, Inc. (I)                                                                                 222,000       3,505,380
Owens-Illinois, Inc. (I)                                                                                 154,500       3,962,925

Oil & Gas Drilling 3.27%                                                                                               5,612,488
Rowan Cos., Inc. (I)                                                                                     164,300       5,612,488

Oil & Gas Equipment & Services 2.93%                                                                                   5,031,675
BJ Services Co. (L)                                                                                       82,500       5,031,675

Oil & Gas Exploration & Production 5.84%                                                                              10,015,875
Rosetta Resources, Inc. (I)                                                                              204,150       3,266,400
Toreador Resources Corp. (I)                                                                             232,500       6,749,475

Personal Products 1.58%                                                                                                2,700,660
Estee Lauder Cos., Inc. (The) (Class A) (L)                                                               69,000       2,700,660

Pharmaceuticals 5.05%                                                                                                  8,669,341
Medicines Co. (The) (I)(L)                                                                               153,500       3,350,905
Rigel Pharmaceuticals, Inc. (I)                                                                          165,350       3,579,001
Taro Pharmaceutical Industries Ltd. (Israel) (I)(L)                                                       74,050       1,739,435

Restaurants 2.65%                                                                                                      4,543,500
Panera Bread Co. (Class A) (I)(L)                                                                         78,000       4,543,500

Semiconductor Equipment 2.42%                                                                                          4,144,413
Broadcom Corp. (Class A) (I)                                                                              96,900       4,144,413

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 24.56%                                                                                        $42,131,754
(Cost $42,131,754)

Joint Repurchase Agreement 2.80%                                                                                       4,799,000
Investment in a joint repurchase agreement transaction with Bank of America Corp. - Dated 7-29-05 due 8-1-05 (secured by U.S.
Treasury STRIPS due 11-15-10 thru 8-15-27)                                                 3.300           4,799       4,799,000

                                                                                                          Shares
Cash Equivalents 21.76%                                                                                               37,332,754
AIM Cash Investment Trust (T)                                                                         37,332,754      37,332,754

Total investments 100.00%                                                                                           $171,530,434


John Hancock
Mid Cap Growth Fund
Footnotes to Schedule of Investments
July 31, 2005 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on July 31, 2005, including short-term investments, was $145,980,327. Gross unrealized appreciation and depreciation of investments aggregated $30,057,115 and $4,507,008, respectively, resulting in net unrealized appreciation of $25,550,107.

For more information

Trustees
Ronald R. Dion, Chairman
James R. Boyle+
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
+Non-Independent Trustee
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Mid Cap Growth Fund.

390Q3     7/05
          9/05

JOHN HANCOCK
International Fund

7.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
International Fund
Securities owned by the Fund on
July 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 95.51%                                                                                                 $94,980,736
(Cost $84,165,043)

Canada 7.00%                                                                                                           6,958,209
Cameco Corp. (Diversified Metals & Mining)                                                                28,700       1,345,865
Canadian Pacific Railway Ltd. (Railroads)                                                                 30,400       1,177,862
Rogers Communications, Inc. (Broadcasting & Cable TV)                                                     85,500       3,155,818
Thomson Corp. (The) (Publishing)                                                                          36,600       1,278,664

Cayman Islands 1.00%                                                                                                     996,270
Global Bio-chem Technology Group Co., Ltd. (Biotechnology)                                             1,986,000         996,270

China 5.07%                                                                                                            5,041,376
China Shenhua Energy Co., Ltd. (Diversified Metals & Mining) (I)                                         863,500         916,325
Foxconn International Holdings Ltd. (Communications Equipment) (I)                                     2,409,000       1,983,124
PetroChina Co., Ltd. (Integrated Oil & Gas)                                                            2,396,000       2,141,927

Egypt 0.74%                                                                                                              740,288
Orascom Telecom Holdings SAE, Global Depositary Receipts
(Integrated
Telecommunication Services)                                                                               15,226         740,288

Finland 1.51%                                                                                                          1,497,704
Nokia Corp., American Depositary Receipt (ADR) (Wireless
Telecommunication Services)                                                                               93,900       1,497,704

France 6.39%                                                                                                           6,351,987
France Telecom SA (Integrated Telecommunication Services)                                                 33,071       1,023,123
Publicis Groupe (Advertising)                                                                             50,661       1,726,068
Sanofi-Aventis SA (Pharmaceuticals)                                                                       17,358       1,504,337
Societe Television Francaise 1 (Broadcasting & Cable TV)                                                  36,886       1,031,379
Total SA (Integrated Oil & Gas)                                                                            4,244       1,067,080

Germany 9.47%                                                                                                          9,419,725
adidas-Salomon AG (Footwear)                                                                               6,256       1,134,889
Bayer AG (Diversified Chemicals)                                                                          40,332       1,444,204
Bayerische Hypo- und Vereinsbank AG (Diversified Banks) (I)                                               36,827         967,999
Bayerische Motoren Werke (BMW) AG (Automobile Manufacturers)                                              25,058       1,178,205
Deutsche Bank AG (Diversified Banks)                                                                      12,043       1,046,636
Hypo Real Estate Holding AG (Thrifts & Mortgage Finance)                                                  23,471         957,334
Merck KGaA (Pharmaceuticals)                                                                              30,206       2,690,458

Greece 2.99%                                                                                                           2,976,450
Coca-Cola Hellenic Bottling Co. S.A. (Soft Drinks)                                                        39,710       1,124,812
Greek Organisation of Football Prognostics SA (Casinos & Gaming)                                           8,340         271,894
Hellenic Telecommunications Organization SA (Integrated
Telecommunication
Services) (I)                                                                                             39,440         804,818
Public Power Corp. (Electric Utilities)                                                                   30,940         774,926

Hong Kong 2.35%                                                                                                        2,332,636
Cheung Kong Holdings Ltd. (Real Estate Management & Development)                                         101,000       1,089,325
Hutchison Telecommunications International Ltd. (Integrated
Telecommunication Services) (I)                                                                        1,080,000       1,243,311

Indonesia 1.72%                                                                                                        1,714,531
PT Indosat Tbk, ADR (Integrated Telecommunication Services)                                               58,100       1,714,531

Ireland 1.58%                                                                                                          1,572,309
CRH Plc (Construction Materials)                                                                          55,437       1,572,309

Israel 1.58%                                                                                                           1,571,651
Israel Chemicals Ltd. (Diversified Chemicals)                                                            226,406         822,567
Makhteshim-Agan Industries Ltd. (Diversified Chemicals)                                                  131,584         749,084

Italy 2.63%                                                                                                            2,612,105
Eni SpA (Integrated Oil & Gas)                                                                            91,784       2,612,105

Japan 15.37%                                                                                                          15,289,416
Eisai Co., Ltd. (Pharmaceuticals)                                                                         30,100       1,028,440
Japan Tobacco, Inc. (Tobacco)                                                                                140       1,998,305
Mitsubishi Estate Co., Ltd. (Real Estate Management &
Development)                                                                                             118,000       1,315,848
Mitsubishi Tokyo Financial Group, Inc. (Diversified Banks)                                                   347       2,922,236
Mitsui & Co., Ltd. (Trading Companies & Distributors)                                                     27,000         261,100
Murata Manufacturing Co., Ltd. (Electronic Equipment
Manufacturers)                                                                                            22,300       1,082,225
Nikon Corp. (Photographic Products)                                                                      110,000       1,244,302
Nomura Holdings, Inc. (Investment Banking & Brokerage)                                                   165,000       1,960,658
Shin-Etsu Chemcial Co., Ltd. (Specialty Chemicals)                                                        37,600       1,428,931
Toyota Motor Corp. (Automobile Manufacturers)                                                             54,000       2,047,371

Luxembourg 2.91%                                                                                                       2,895,633
Millicom International Cellular SA (Wireless Telecommunication
Services) (I)                                                                                             48,900       1,038,636
Stolt Offshore SA (Oil & Gas Equipment & Services) (I)                                                   160,400       1,856,997

Netherlands 6.99%                                                                                                      6,950,114
ABN AMRO Holding NV (Diversified Banks)                                                                   40,302       1,009,408
Aegon NV (Life & Health Insurance)                                                                        70,464       1,011,664
ASML Holding NV (Semiconductor Equipment) (I)                                                             68,292       1,196,982
Royal Numico NV (Packaged Foods & Meats) (I)                                                              42,373       1,791,100
STMicroelectronics NV (Semiconductors) (I)                                                               112,453       1,940,960

Norway 1.65%                                                                                                           1,640,703
Telenor ASA (Integrated Telecommunication Services)                                                      189,800       1,640,703

Peru 1.42%                                                                                                             1,413,120
Southern Peru Copper Corp. (Diversified Metals & Mining)                                                  27,600       1,413,120

South Korea 2.67%                                                                                                      2,655,620
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Marine)                                               31,810         601,066
Kookmin Bank, ADR (Diversified Banks)                                                                      9,600         505,728
POSCO (Steel)                                                                                              2,570         513,149
Samsung Electronics Co., Ltd. (Semiconductor Equipment)                                                    1,882       1,035,677

Spain 2.12%                                                                                                            2,105,756
Banco Bilbao Vizcaya Argentaria SA (Diversified Banks)                                                   124,632       2,105,756

Switzerland 7.76%                                                                                                      7,714,256
Adecco SA (Employment Services)                                                                           21,042       1,055,252
Roche Holding AG (Pharmaceuticals)                                                                        26,690       3,638,554
Straumann AG (Health Care Equipment)                                                                       4,735       1,017,814
UBS AG (Diversified Capital Markets)                                                                      24,303       2,002,636

Thailand 1.30%                                                                                                         1,295,028
True Corp. Pcl (Integrated Telecommunication Services) (I)                                             5,391,200       1,295,028

United Kingdom 9.29%                                                                                                   9,235,849
ARM Holdings Plc (Semiconductors)                                                                        739,734       1,549,828
Diageo Plc (Distillers & Vintners)                                                                        65,999         913,315
Intertek Group Plc (Diversified Commercial Services)                                                      57,425         720,861
Man Group Plc (Asset Management & Custody Banks)                                                          63,142       1,807,589
Royal Bank of Scotland Group Plc (Diversified Banks)                                                      72,864       2,173,138
Vodafone Group Plc (Wireless Telecommunication Services)                                                 802,983       2,071,118

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Warrants 3.50%                                                                                                        $3,486,717
(Cost $3,435,615)

Luxembourg 1.06%                                                                                                       1,056,411
Bharti Tele-Ventures Ltd. (Integrated Telecommunication
Services) (B) (I) (R)                                                                                    162,100       1,056,411

Taiwan 2.44%                                                                                                           2,430,306
Advanced Semiconductor Engineering, Inc. (Semiconductor
Equipment) (B) (I) (R)                                                                                 1,596,000       1,251,966
Far Eastone Telecommunications Co., Ltd. (Wireless
Telecommunication
Services) (B) (I) (R)                                                                                    958,000       1,178,340

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 0.99%                                                                                            $983,000
(Cost $983,000)

Joint Repurchase Agreement 0.99%                                                                                         983,000
Investment in a joint repurchase agreement transaction with Bank of America Corp. - Dated 07-29-05 due 08-01-05 (secured by U.S.
Treasury STRIP'S due 11-15-10 thru 08-15-27)                                               3.300             983         983,000

Total investments 100.00%                                                                                            $99,450,453


John Hancock
International Fund
Footnotes to Schedule of Investments
July 31, 2005 (unaudited)

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(I) Non-income-producing security.

(R) Equity-linked warrant.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on July 31, 2005, including short-term investments, was $88,583,658. Gross unrealized appreciation and depreciation of investments aggregated $11,897,520 and $1,030,725, respectively, resulting in net unrealized appreciation of $10,866,795.

For more information

Trustees
Ronald R. Dion, Chairman
James R. Boyle+
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
+Non-Independent Trustee
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Sub-Investment Adviser
Nicholas-Applegate Capital Management, LLC
600 West Broadway
San Diego, California 92101

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock International Fund.

400Q3     7/05
          9/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By: /s/ Keith F. Hartstein
    -------------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date: September 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
    -------------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date: September 30, 2005


By: /s/ John G. Vrysen
    -------------------------------------
    John G. Vrysen
    Executive Vice President and Chief Financial Officer

Date: September 30, 2005